THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2021

(Unaudited)

	Initial				% of
	Investment			Fair	Partners’
	Date (1)	Shares	Cost	Value	Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.21% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$14,386,923	$4,589,816
Sentient Global Resources Fund IV, L.P.	June, 2011		11,691,258	4,579,113
Private Equity (26.95% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		-	172,181
CX Partners Fund Ltd. (2)(3)	April, 2009		13,001,568	4,340,748
Gavea Investment Fund II A, L.P.	May, 2007		-	34,915
Gavea Investment Fund III A, L.P.	September, 2008		-	217,757
India Asset Recovery Fund L.P.	October, 2006		-	2,810
J.C. Flowers III L.P.	October, 2009		7,024,851	1,471,964
LC Fund IV, L.P.(2)(3)	May, 2008		7,542,408	406,146
New Horizon Capital III, L.P. (2)	March, 2009		4,888,419	4,455,636
Northstar Equity Partners III (2)	June, 2011		5,535,911	5,064,442
Orchid Asia IV, L.P. (2)	November, 2007		4,858,461	23,349,339
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,737,606	2,847,954
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	6,100,135
Tiger Global Private Investment Partners VI, L.P.	November, 2010		2,878,515	7,559,369
Trustbridge Partners II, L.P. (2)	December, 2007		5,272,760	9,446,721
Trustbridge Partners III, L.P. (3)	April, 2009		17,572,448	14,743,420
Trustbridge Partners IV, L.P.(2)	September, 2011		57,300	31,842,911
Real Estate (0.95% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	484,926
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		3,875,899	3,462,107

Total Cayman Islands			110,967,220	125,172,410

Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		3,749,029	9,222

Total Guernsey			3,749,029	9,222

United Kingdom
Private Equity (0.29% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		7,117,317	1,194,950
Real Estate (0.10% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	92,108
Patron Capital, L.P. II	February, 2005		694,028	28,502
Patron Capital, L.P. III	July, 2007		3,369,173	315,603

Total United Kingdom			13,155,831	1,631,163

United States
Energy (15.37% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (2)	December, 2011		4,076,982	1,853,989
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,832,299	403,864
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		6,585,255	1,130,632
Energy & Minerals Group Fund II, L.P.	November, 2011		11,052,203	13,260,376
Intervale Capital Fund, L.P. (2)	May, 2008		6,239,556	6,071,699
Merit Energy Partners G, L.P.	September, 2009		17,016,655	9,356,948
Midstream & Resources Follow-On Fund, L.P. (3)	March, 2010		3,459,071	4,782,218
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,232,992	2,373,892
NGP IX Offshore Fund, L.P.	March, 2008		4,664,972	995,153
NGP Midstream & Resources, L.P. (2)	October, 2007		5,412,496	894,292

Quantum Parallel Partners V, LP (3)	October, 2008		24,037,377	21,988,851
TPF II-A, L.P. (3)	October, 2008		7,547,610	764,822
Event-Driven (2.29% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		7,437,015	4,465,223
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	3,426,282
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		-	967,894
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	68,469
Harbinger Streamline Onshore Fund, L.P. (6)	September, 2021		581,264	576,034
Private Equity (41.07% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,095,662	577,212
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,568,311	7,429,079
BDCM Opportunity Fund II, L.P.	March, 2006		2,800,084	760,250
Catterton Growth Partners, L.P.	March, 2008		10,514,354	2,844,032
Chrysalis Ventures III, L.P.	December, 2006		1,188,364	520,587
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	548,302
Crosslink Crossover Fund VI, L.P.	March, 2007		-	14,632,876
Dace Ventures I, LP (3)	June, 2007		1,961,856	822,772
Fairhaven Capital Partners, L.P.	March, 2008		8,667,237	3,285,397
Founders Fund III, LP	May, 2010		-	26,831,777
Founders Fund IV, LP	January, 2012		-	38,072,631
Garrison Opportunity Fund LLC (3)	February, 2010		-	344,874
Garrison Opportunity Fund II A LLC	March, 2011		-	3,051,601
HealthCor Partners Fund, L.P. (3)	August, 2007		1,573,219	4,992,431
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		4,715,825	43,735
Middle East North Africa Opportunities Fund, L.P. (3)(6)	July, 2008	3,969	3,969,272	152,356
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	688
Monomoy Capital Partners II, L.P. (2)	May, 2011		6,243,712	9,508,275
Pine Brook Capital Partners, L.P.	January, 2008		9,934,141	1,715,351
Pinto America Growth Fund, L.P.	July, 2006		-	858,972
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,297,829	422,953
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	18,854,013
Saints Capital VI, L.P. (3)	April, 2008		9,187,957	2,301,218
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,146,840	680,494
Sanderling Venture Partners VI, L.P.	June, 2005		517,676	531,116
Sterling Capital Partners II, L.P.	August, 2005		1,039,496	111,444
Sterling Group Partners III, L.P.	April, 2010		3,239,994	1,127,934
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	1,617,339
TAEF Fund, LLC (6)	August, 2008		-	307,849
Tenaya Capital V, LP	November, 2007		224,670	1,084,762
Tenaya Capital VI, LP	July, 2012		4,516,706	8,705,771
The Column Group, LP	September, 2007		-	9,315,165
Trivest Fund IV, L.P.(2)(3)	November, 2007		66,650	-
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		434,042	1,675,280
Valiant Capital Partners LP (6)	July, 2009		2,717,898	3,206,697
VCFA Private Equity Partners IV, L.P.	March, 2005		1,679,722	15,515
VCFA Venture Partners V, L.P.	January, 2007		3,006,737	-
Voyager Capital Fund III, L.P.	May, 2007		1,532,853	639,315
WestView Capital Partners II, L.P. (2)(3)	August, 2009		4,904,617	3,167,264
Real Estate (6.96% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		1,082,742	137,318
Florida Real Estate Value Fund, L.P. (3)	October, 2010		-	14,165
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	July, 2008		11,976,681	9,292,480
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		2,389	26,668
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	7,150,081
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,337,888	3,088,080
Northwood Real Estate Partners LP (2)	April, 2008		6,402,082	7,605,868
SBC US Fund II, LP (3)	June, 2011		4,663,324	1,569,851
Square Mile Partners III LP	April, 2008		3,709,702	40,699
Relative Value (0.15% of Partners’ Capital)
King Street Capital, L.P. (6)	November, 2009		-	295,791
Magnetar Capital Fund LP (3)(6)	February, 2009		-	260,644
Magnetar SPV LLC (3)(6)	May, 2008		179,228	3,770
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	-
Stark Select Asset Fund, LLC (2)(6)	July, 2010		-	66,751

Total United States			346,191,540	273,690,131

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			474,063,620	400,502,926	96.34%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.09% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	4,331	432,402	385,472

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			432,402	385,472

Total Passive Foreign Investment Companies			432,402	385,472	0.09%

Total Investments in Investment Funds(7)			474,496,022	400,888,398	96.43%

Investments in Securities
Common Stocks
United States
Other Technology (0.04% of Partners’ Capital)
Compass, Inc.	January, 2012	12,765	172,710	169,264

Total Common Stocks			172,710	169,264

Total Investments in Securities			172,710	169,264	0.04%

Total Investments			$474,668,732	$401,057,662	96.47%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2021 were $42,382,775. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See note 1).
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2021. The total of all such investments represents 0.00% of partners’ capital.
(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of September 30, 2021 was $74,712,331 and $14,183,232, respectively.
(7)	Restricted investments as to resale.